Related party transactions - Summary of Name and Relationship with Related Parties (Details)	12 Months Ended
Dec. 31, 2024
New Link
Related party transactions
Name of related parties	Newlink
Relationship with the group	Controlling Shareholder
Shenzhen Yuanwanghechu Technology Co Ltd
Related party transactions
Name of related parties	Shenzhen Yuanwanghechu Technology Co., Ltd.
Relationship with the group	Significantly influenced by the Controlling Shareholder
Huzhou Zhidianlaile New Energy Technology Co Ltd
Related party transactions
Name of related parties	Huzhou Zhidianlaile New Energy Technology Co., Ltd.
Relationship with the group	Significantly influenced by the Group